Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Calculation of Tax Rates
Taxes are calculated at the rates shown below and consider, for effects of respective calculation bases, the legislation in force applicable to each charge.

Income tax	15.00%
Additional income tax	10.00%
Social contribution on net income (1)	25.00%

(1)
Law No. 14,183/21 (conversion of Provisional Measure (MP) No. 1,034/21): published on July 15, 2021, sets forth the increase in the rate of Social Contribution on Net Income of banks, which increased to 25%. For insurance, capitalization and other financial companies, it increased to 20% and for non-financial
companies it remained at 9%. The increase in rate is applied as from July 1 to December 31, 2021.

Summary of Breakdown of Income Tax and Social Contribution Expense
Breakdown of income tax and social contribution calculation on net income:

Due on operations for the period	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Income / (loss) before income tax and social contribution	42,231	5,230	31,243
Charges (income tax and social contribution) at the rates in effect (1)	(19,989)	(2,354)	(12,497)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures	821	384	614
Foreign exchange variation on investments abroad	437	7,201	711
Interest on capital	2,889	2,765	3,012
Other nondeductible expenses net of non taxable income (2)	9,181	(16,651)	(932)
Income tax and social contribution expenses	(6,661)	(8,655)	(9,092)
Related to temporary differences
Increase / (reversal) for the period	(7,186)	18,489	5,750
Increase / (reversal) of prior periods	—	—	(88)
(Expenses) / Income from deferred taxes	(7,186)	18,489	5,662

Total income tax and social contribution expenses	(13,847)	9,834	(3,430)

(1)	It considers that in the first half of 2021 the current IRPJ and CSLL rate is equal to 45% and, in the second half of 2021, it is equal to 50%.
(2)	Includes temporary (additions) and exclusions.

Summary of Deferred Tax Asset Balance and Respective Changes
I - The deferred tax asset balance and its changes, segregated based on its origin and disbursements, are represented by:

	12/31/2020	Realization / Reversal	Increase	12/31/2021
Reflected in income	60,248	(24,407)	17,148	52,989
Provision for expected loss	27,933	(6,274)	6,769	28,428
Related to tax losses and social contribution loss carryforwards	5,528	(1,952)	175	3,751
Provision for profit sharing	1,903	(1,903)	2,265	2,265
Provision for devaluation of securities with permanent impairment	1,570	(1,013)	441	998
Provisions	5,845	(1,923)	1,926	5,848

Civil lawsuits	1,331	(591)	517	1,257
Labor claims	3,056	(1,188)	1,307	3,175
Tax and social security lawsuits	1,458	(144)	102	1,416
Legal obligations	774	(36)	84	822
Adjustments of operations carried out on the futures settlement market	52	(52)	—	—
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	8,315	(8,315)	2,726	2,726
Provision relating to health insurance operations	356	—	6	362
Other	7,972	(2,939)	2,756	7,789
Reflected in stockholders’ equity	1,375	(343)	1,299	2,331
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	60	(30)	1,299	1,329
Cash flow hedge	758	(297)	—	461
Other	557	(16)	—	541

Total (1) (2)	61,623	(24,750)	18,447	55,320

(1)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 50,831 and R$ 280, respectively.
(2)
The accounting records of deferred tax assets on income tax losses and/or social contribution loss carryforwards, as well as those arising from temporary differences, are based on technical feasibility studies which consider the expected generation of future taxable income, considering the history of profitability for each subsidiary individually, and for the consolidated taken as a whole.

	12/31/2019	Realization / Reversal	Increase	12/31/2020
Reflected in income	43,380	(12,631)	29,499	60,248
Provision for expected loss	22,860	(3,885)	8,958	27,933
Related to tax losses and social contribution loss carryforwards	2,585	(540)	3,483	5,528
Provision for profit sharing	2,162	(2,162)	1,903	1,903
Provision for devaluation of securities with permanent impairment	1,530	(877)	917	1,570
Provisions	6,208	(2,064)	1,701	5,845

Civil lawsuits	1,413	(547)	465	1,331
Labor claims	3,251	(1,338)	1,143	3,056
Tax and social security lawsuits	1,544	(179)	93	1,458
Legal obligations	723	(7)	58	774
Adjustments of operations carried out in futures settlement market	84	(84)	52	52
Adjustment to Fair Value of Financial Assets – At Fair Value Through Profit or Loss	738	(738)	8,315	8,315
Provision relating to health insurance operations	348	—	8	356
Other	6,142	(2,274)	4,104	7,972
Reflected in stockholders’ equity	2,354	(1,191)	212	1,375
Adjustment to Fair Value of Financial Assets – At Fair Value Through Other Comprehensive Income	766	(762)	56	60
Cash flow hedge	1,187	(429)	—	758
Other	401	—	156	557

Total (1) (2)	45,734	(13,822)	29,711	61,623

(1)	Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 56,583 and R$ 421, respectively.
(2)
At 12/31/2019, deferred tax asset balance comprised its annual revaluation and effects caused by EC 103/2019 in tax rate of the Social Contribution on Net Income, which was increased from 15% to 20%, reaching the institutions set forth in item I of paragraph 1 of article 1 of Supplementary Law No. 105, of January 10, 2001, totaling R$ 1,614.

II - The deferred tax liabilities and its changes are represented by:

	12/31/2020	Realization / reversal	Increase	12/31/2021
Reflected in income	4,853	(1,029)	756	4,580
Depreciation in excess finance lease	145	(8)	—	137
Adjustment of deposits in guarantee and provisions	1,404	(21)	39	1,422
Post-employment benefits	180	(178)	4	6
Adjustments of operations carried out on the futures settlement market	452	(452)	237	237
Adjustment to Fair Value of Financial Assets - At Fair Value Through Profit or Loss	136	(136)	71	71
Taxation of results abroad – capital gains	644	(7)	197	834
Other	1,892	(227)	208	1,873
Reflected in stockholders’ equity	608	(580)	161	189
Adjustment to Fair Value of Financial Assets - At Fair Value Through Other Comprehensive Income	601	(577)	158	182
Cash flow hedge	4	(3)	—	1
Post-employment benefits	3	—	3	6

Total (*)	5,461	(1,609)	917	4,769

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 50,831 and R$ 280, respectively.

	12/31/2019	Realization / reversal	Increase	12/31/2020
Reflected in income	6,610	(2,951)	1,194	4,853
Depreciation in excess finance lease	202	(57)	—	145
Adjustment of deposits in guarantee and provisions	1,531	(133)	6	1,404
Post-employment benefits	282	(111)	9	180
Adjustments of operations carried out on the futures settlement market	1,330	(1,330)	452	452
Adjustment to Fair Value of Financial Assets - At Fair Value Through Profit or Loss	1,149	(1,149)	136	136
Taxation of results abroad – capital gains	581	—	63	644
Other	1,535	(171)	528	1,892
Reflected in stockholders’ equity	1,268	(859)	199	608
Adjustment to Fair Value of Financial Assets - At Fair Value Through Other Comprehensive Income	1,228	(826)	199	601
Cash flow hedge	30	(26)	—	4
Post-employment benefits	10	(7)	—	3

Total (*)	7,878	(3,810)	1,393	5,461

(*)	Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 56,583 and R$ 421, respectively.

Summary of Realization and Present Value of Tax Credits and From Provision for Deferred Income Tax and Social Contribution
III - The estimate of realization and present value of deferred tax assets and deferred tax liabilities are:

	Deferred tax assets
Year of realization	Temporary differences	%	Tax loss / social contribution loss carryforwards	%	Total	%	Deferred tax liabilities	%	Net deferred taxes	%
2022	14,278	27.7%	637	17.0%	14,915	27.0%	(151)	3.2%	14,764	29.2%
2023	15,661	30.4%	697	18.6%	16,358	29.6%	(330)	6.9%	16,028	31.7%
2024	9,883	19.2%	581	15.5%	10,464	18.9%	(64)	1.3%	10,400	20.6%
2025	2,094	4.1%	306	8.2%	2,400	4.3%	(49)	1.0%	2,351	4.7%
2026	2,002	3.9%	312	8.3%	2,314	4.2%	(95)	2.0%	2,219	4.4%
After 2026	7,651	14.7%	1,218	32.4%	8,869	16.0%	(4,080)	85.6%	4,789	9.4%
Total	51,569	100.0%	3,751	100.0%	55,320	100.0%	(4,769)	100.0%	50,551	100.0%

Present value (*)	45,790		3,205		48,995		(3,564)		45,431

(*)	The average funding rate, net of tax effects, was used to determine the present value.

Summary of Tax Liabilities
c) Tax liabilities

	12/31/2021	12/31/2020
Taxes and contributions on income payable	2,450	2,878
Deferred tax liabilities (Note 24b II)	280	421
Other	3,516	2,411
Total	6,246	5,710
Current	5,788	4,819

Non-current	458	891